Note 4 - Intangible Assets (Details) - Intangible Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Patents, at cost	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(2,581,866)	(2,275,110)
Net intangible assets	$ 920,269	$ 1,227,025